10. GENERAL EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	$ (156.9)	$ (151.9)	$ (130.9)
Franchise fees and commercial services
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(63.2)	(62.5)	(51.7)
Repairs, maintenance and utilities
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(17.1)	(15.5)	(14.4)
Office and administration
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(16.2)	(14.5)	(11.4)
Premises
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(14.9)	(16.3)	(13.3)
Legal, consulting and audit fees
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(13.5)	(11.8)	(14.5)
Travel, car, entertainment and representation
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(11.7)	(11.6)	(10.4)
Taxes, other than income taxes
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(7.1)	(8.4)	(6.3)
EDP and IT expenses
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(6.3)	(4.6)	(3.7)
PR and advertising
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(3.2)	(2.7)	(2.1)
Insurances
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(2.2)	(2.2)	(2.0)
Bank expenses
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	$ (1.5)	$ (1.8)	$ (1.1)